Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents		$ 49,950	$ 72,792
Short term deposits		0	34,720
Restricted deposits		8	8
Trade receivables		2,506	1,021
Inventories		2,164	1,341
Prepaid expenses and other current assets		3,287	1,918
Total current assets		57,915	111,800
LONG-TERM ASSETS:
Restricted deposits		864	627
Other long-term assets		537	98
Property and equipment, net		13,245	11,339
Total long-term assets		14,646	12,064
Total assets		72,561	123,864
CURRENT LIABILITIES:
Trade payables		7,751	7,145
Advances from customers and deferred revenues		1,661	463
Employees and payroll accruals		5,528	3,417
Accrued expenses and other current liabilities		2,854	3,674
Total current liabilities		17,794	14,699
LONG-TERM LIABILITIES:
Loan, net of current maturities		2,224	2,325
Long-term advances from customers and deferred revenues		3,473	3,473
Total long-term liabilities		5,697	5,798
CONVERTIBLE PREFERRED SHARES
Total convertible preferred shares		272,815	249,081
SHAREHOLDERS' DEFICIT:
Ordinary Shares of no-par value: Authorized: 179,872,754 and 107,265,966 shares as of December 31, 2020 and 2019, respectively; Issued and outstanding: 16,948,226 and 15,855,287 shares as of December 31, 2020 and 2019, respectively.	[1]
Additional paid-in capital		7,658	4,178
Accumulated deficit		(231,403)	(149,892)
Total shareholders' deficit		(223,745)	(145,714)
Total liabilities, convertible preferred shares and shareholders' deficit		72,561	123,864
Series A Convertible Preferred Shares [Member]
CONVERTIBLE PREFERRED SHARES
Total convertible preferred shares		9,000	9,000
Series B Convertible Preferred Shares [Member]
CONVERTIBLE PREFERRED SHARES
Total convertible preferred shares		66,348	66,348
Series B-1 Convertible Preferred Shares [Member]
CONVERTIBLE PREFERRED SHARES
Total convertible preferred shares		12,500	12,500
Series C Convertible Preferred Shares [Member]
CONVERTIBLE PREFERRED SHARES
Total convertible preferred shares		161,233	161,233
Series C-1 Convertible Preferred Shares [Member]
CONVERTIBLE PREFERRED SHARES
Total convertible preferred shares		$ 23,734	$ 0

[1]	Represents amounts lower than $1.